Transactions with Related Parties - Summary of Accounts Receivable (Payable) with Other Related Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable	$ (621,722)	$ (394,208)	$ (157,003)
Especialistas en Alta Cocina, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable	2		1,698
Fly by Wings, S.A. de C.V. (Independent director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable		6,473	5,955
Las Nuevas Delicias Gastronómicas, S. de R L. de C.V [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable		$ 808	$ 549